FINANCIAL INSTRUMENTS - Exchange rate risk (Details) - Foreign currency risk - R$ / $	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS
Closing foreign exchange rate	5.1967	4.0307
Percentage of devaluation of Brazilian Real against the U.S. Dollar	22.44%